2. Investment Securities (Details 4) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Investment Securities Available for Sale Level 3 Valuation
Balance, beginning of period	$ 250
Change in book value	0
Change in gain/(loss) realized and unrealized	0
Purchases/(sales and calls)	(250)
Transfers in and/or (out) of Level 3	0
Balance, end of period	0
Change in unrealized gain/(loss) for assets still held in Level 3	$ 0